Day, Berry & Howard LLP
C O U N S E L L O R S AT L A W

Bonnie J. Roe Direct Dial: (212) 829-3605 E-mail: bjroe@dbh.com	January 17, 2006

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Re:	Globix Corporation Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of Globix Corporation, and pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934, we hereby file a preliminary proxy statement.

Should you have any questions or require any additional information in connection with the foregoing, please call me at (212) 829-3605 or my colleague David Tyler at (212) 829-3629.

Very truly yours, Bonnie J. Roe

Attachment

cc:	Gene M. Bauer, Esq.

Senior Vice President, General Counsel and Secretary of Globix Corporation

875 Third Avenue	New York, NY 10022	t 212 829 3600 f 212 829 3601

Boston Greenwich Hartford New Haven New York Stamford West Hartford www.dbh.com